INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)
The provision (benefit) for income taxes consist of the following (in thousands):

	Years Ended December 31,
	2020	2019
Current:
Federal	$3,101	137
State	216	—
Foreign	248	—
Total Current	3,565	137
Deferred
Federal	69	—
State	(549)	—
Foreign	—	—
Total Deferred	(480)	—
Provision for income taxes	$3,085	$137

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION
The provision for income taxes shown above varies from the statutory federal income tax rate for those periods as follows (in thousands):

	Years Ended December 31,
	2020 As Restated	2019

Tax provision (benefit) from federal statutory rate	$(2,190)	$(2,330)
Tax on income not subject to entity level federal income tax	1,897	2,467
State income taxes, net of federal tax effect	(280)	—
Warrant liability fair value change	1,856	—
Other permanent adjustments	434	—
True-ups and other	(465)	—
Foreign tax credit	(63)	—
Undistributed earnings	823	—
Canadian tax expense	261	—
Valuation Allowance	812	—
Tax provision	$3,085	$137
During the year ended December 31, 2019, the Company was a "partnership" for U.S. federal and state and local income tax purposes and generally not subject to entity level income tax. Instead, each of the ultimate partners of the partnership were taxed on their proportionate share of the Company's taxable income.
In the fourth quarter of 2019, the partnership acquired UE, a “corporation” for U.S. federal and state and local income purposes. As such, earnings related to UE were subject to pay federal and state corporate income taxes. The Company established an estimated net deferred tax liability of $8,675 primarily related to intangible assets acquired in the UE acquisition. The Company recorded income tax expense in the amount of $137 and $0 for the years ended December 31, 2019 and December 31, 2018, respectively. The income tax expense for the year ended December 31, 2019 primarily related to UE’s activity post-acquisition.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets and liabilities are composed of the following (in thousands):

	Years Ended December 31,
	2020	2019
	(In thousands)
Deferred income tax assets:
Investment in DMS Holdings LLC	$30,017	$—
Reserve accruals	140	57
Charitable contributions	9	—
Interest carryforward	1,158	—
Tax credit carryforwards	63	—
Property and equipment	—	522
Net operating loss	150	—
Total gross deferred income tax assets	31,537	579
Less: Valuation allowance	(11,626)	—
Total deferred income tax assets	19,911	$579
Deferred income tax liabilities:
Intangibles	(6,971)	(9,254)
Property and equipment	(193)	—
Undistributed earnings	(823)	—
Total deferred income tax liabilities	(7,987)	(9,254)
Net deferred income tax asset (liability)	$11,924	$(8,675)